SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2013
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 13:	SHAREHOLDERS' EQUITY

a.	The Company's share capital consisted of the following as of December 31, 2013 and 2012:

	Authorized December 31,		Issued and outstanding December 31,
	2013	2012	2013	2012

Shares of NIS 0.04 par value:

Ordinary shares	200,000,000	200,000,000	34,739,315	34,365,250

b.	Ordinary shares-ordinary shares confer on their holders voting rights and the right to receive dividends.

c.
On March 21, 2012, the Company filed a final prospectus with the U.S. Securities and Exchange Commission ("SEC") in connection with its  initial public offering in the United States and listing on NASDAQ of 7,659,000 ordinary shares in consideration for $84,200. After deducting the underwriting discounts and commissions and the offering expenses, the net proceeds from the offering amounted to $75,422. The number of shares offered included the underwriters' option to purchase an additional 999,000 shares at the offering price that was exercised on March 28, 2012.

d.	Dividends:

The Company paid dividends in the amount of $20,149, $27,182 and $6,948, in 2013, 2012 and 2011, respectively, out of non-tax exempt profit under the Approved Enterprise or the beneficiary enterprise.

e.	Compensation plan:

On January 1, 2011, the Board of Directors adopted the Caesarstone Sdot-Yam 2011 Incentive Compensation Plan pursuant to which non-employee directors, officers, employees and consultants   may receive stock options exercisable for ordinary shares, if certain conditions are met. As of December 31, 2013, there were 1,545,200 options granted under the plan and 829,800 shares available or reserved for future issuance under the plan.

As of December 31, 2013, there was $1,689 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted to employees under the Company's stock option plan. That cost is expected to be recognized over a weighted-average period of 1.33 years.

The following is a summary of activities relating to the Company's stock options granted to employees among the Company's plan during the year ended December 31, 2013:

	Number of options	Weighted average exercise price	Aggregate intrinsic value

Outstanding - beginning of the year	1,545,200	$11.13	$7,516,949
Granted	-	$-	$-
Exercised	614,709	$11.08	$11,849,082
Forfeited	34,939	$11.00	$1,014,978
Outstanding - end of the year	895,552	$10.58	$35,005,220
Options exercisable at the end of the year	57,967	$10.42	$2,275,205
Vested and expected to vest	895,552	$10.58	$35,005,220

The intrinsic value of exercisable options (the difference between the Company's closing share price on the last trading day in fiscal 2013 and the average exercise price of in-the-money options, multiplied by the number of in-the-money options) included above represents the amount that would have been received by the option holders had all option holders exercised their options on December 31, 2013. This amount changes based on the fair market value of the Company's ordinary shares.

The options outstanding as of December 31, 2013, have been separated into ranges of exercise price, as follows:

	Options outstanding			Options exercisable
Exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price per share	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price
$ 10.42	865,552	5.22	$10.42	57,967	5.22	10.42
$ 15.26	30,000	5.85	$15.26	-	-	-
	895,552			-	-	-

During the year ended December 31, 2013, the Company recognized stock-based compensation expense related to employee stock options in the amount of $2,514.

Compensation expenses related to options granted were recorded in the consolidated statements of operations, as follows:

	Year ended December 31,	Year ended December 31,
	2013	2012

Cost of revenues	$149	$185
Research and development expenses	35	106
Selling and marketing expenses	384	469
General and administrative expenses	1,946	2,900

Total	$2,514	$3,660

Compensation expenses related to bonus paid by Tene in the amount of $810, to certain of its employees were recorded in the consolidated statements of operations in General and administrative expenses.